General	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or the "Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has two operating segments: the Intelligent Robotics and RFID Division segment, and the Supply Chain Solutions segment (see Note 18).

The Company's wholly owned subsidiaries include:

1.	BOS-Dimex Ltd., ("BOS-Dimex"), is an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection (AIDC), combining a mobile infrastructure with software application of manufacturers that we represent. In addition, BOS-Dimex offers on-site inventory count services in the fields of apparel, food, convenience and pharma, asset tagging and counting services for corporate and governmental entities. In June 2019 the Company completed the acquisition of the operational assets of Imdecol Ltd., a global integrator and manufacturer of automatic and robotic systems that enhance the productivity of production lines. Bos-Dimex comprises the Intelligent Robotics and RFID segment

2.	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, that is a distributor of electro-mechanical components, mainly to customers in the aerospace, defense and other industries and a supply chain service provider for aviation customers that seek a comprehensive solution to their components-supply needs. BOS-Odem is part of the Supply Chain Solutions segment; and

3.	Ruby-Tech Inc., a New York corporation, is a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segment.